Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BERKSHIRE FUNDS
Entity Central Index Key	0001030979
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Berkshire Focus Fund
Shareholder Report [Line Items]
Fund Name	BERKSHIRE FOCUS FUND
Class Name	Berkshire Focus Fund
Trading Symbol	BFOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Berkshire Focus Fund (BFOCX) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.berkshirefunds.com. You can also request this information by contacting us at 1-877-526-0707.
Additional Information Phone Number	1-877-526-0707
Additional Information Website	www.berkshirefunds.com
Expenses [Text Block]	Fund Costs (based on hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Berkshire Focus Fund	$104.25	1.95%

Expenses Paid, Amount	$ 104.25
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

Management’s Discussion of Performance

For the six-month period ended June 30, 2025, the Berkshire Focus Fund significantly outperformed its primary benchmark index. The Fund generated a total return of 15.61% while the S&P 500® Index—which we consider to be the Fund’s primary benchmark index—produced a total return of 6.20% over the same period. A $10,000 investment in our Fund over 10 years starting on June 30, 2015, grew to $40,399. This was a +14.98% average annual compounded return. A $10,000 investment in the S&P 500® over the same period grew to $35,936. This was a +13.65% average annual compounded return.

Investors entered 2024 with an apprehensive mind-set as President Trump’s decision to impose widespread tariffs raised investor fears of retaliation and the risk of an all-out trade war. U.S. equity markets pulled back sharply in mid-February triggered by President Trump’s “Liberation Day” announcement of tariffs on a much larger scale than was expected. Investors quickly turned apocalyptically bearish, igniting multiple broad market selloffs that lasted until early April. The sharp drop in U.S. equities inflicted heavy damage to high-growth and technology stocks which bore the brunt of the market declines disproportionately. Following the rollback of tariffs by the Trump administration, the market swiftly recovered and continued its positive momentum throughout May and June as trade negotiations progressed. Technology stocks, particularly those in the artificial intelligence (AI) sector, fueled the stock market’s rally. This far outpaced the rest of the equity markets, where the rebound was less pronounced. Looking ahead, we see immense potential in AI, particularly within companies poised for significant gains from increased investments in semiconductors, data center expansion, and AI’s rising energy demands.

Our investments in Cloudflare (NET), Credo Technology (CRDO), DoorDash (DASH), Palantir (PLTR), Meta Platforms (META), NVIDIA (NVDA), Robinhood (HOOD) and Taiwan Semiconductor (TSM) were contributors to the Fund’s performance. However, some of our investments detracted from the Fund’s performance — these included Amazon (AMZN), AppLovin (APP), DataDog (DDOG), Marvell Technology (MRVL), Reddit (RDDT), Roku (ROKU) and Tesla (TSLA). New additions to the portfolio in the first half were Advanced Micro Devices (AMD), Coinbase (COIN), Circle Internet (CRCL), CoreWeave (CRWV), MicroStrategy (MSTR) and Snowflake (SNOW).

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Net Assets	$ 285,900,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,869,926
Investment Company, Portfolio Turnover	1179.40%
Additional Fund Statistics [Text Block]	Fund Statistics Net Assets: $285.9 million Portfolio Holdings: 22 Portfolio Turnover: 1179.4% Total Advisory Fees Paid: $1,869,926
Updated Prospectus Web Address	www.berkshirefunds.com